Label	Element	Value
Cavalier Tactical Economic Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cavalier Tactical Economic Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cavalier Tactical Economic Fund (the “Fund”) seeks total return through a combination of capital appreciation and current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary goal of downside protection.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled Class A shares on page 74 and Appendix A – Intermediary-Specific Sales Charge Reductions and Waivers, and in the sections of the Fund’s Statement of Additional Information entitled Additional Purchase and Redemption Information on page 3829.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended May 31, 201 9 , the Fund’s portfolio turnover rate was 159.92 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.92%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal year. The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through September 30, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve the Fund’s investment objective of total return by investing in exchange traded funds (“ETFs”) as well as other funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and not affiliated with the Fund (together, the “Portfolio Funds”). The Fund is considered “diversified” under the 1940 Act.

The strategy will follow an asset allocation strategy under which the Advisor selects ETFs that invest in equity securities and fixed income securities. The equity securities consist of primarily U.S. large cap, mid cap, and small cap securities. The fixed income securities will be primarily investment grade and may be of any duration and maturity, although, the Advisor expects that most will be short to medium term fixed income securities. The Advisor selects individual ETFs based on their performance track record, portfolio manager views on the underlying investments, and risk/return analysis of the ETF against a comparable benchmark.  The asset allocation strategy of the Fund deploys the Fund’s assets among equity and fixed income securities based on the Advisor’s internal technical and economic fundamental research. Economic fundamental research focuses on macroeconomic factors (e.g. economy and industry conditions). The Fund may invest 0-100% of its assets in equity and in fixed income securities based on the optimal allocation suggested by the Advisor’s research. The Fund may also invest in ETFs that invest in alternative investments, which will consist primarily of Real Estate Investment Trusts (“REITs”), limited partnerships, commodities, long/short equity, smart beta, or global macro strategies to hedge the equity and fixed income investments with 0-20% of Fund assets.

The Portfolio Funds will not be limited in their investments by market capitalization or sector criteria. The selection of equity ETFs is based on how well the ETF tracks an index for large cap securities (S&P 500), mid cap securities (S&P Mid Cap 400), and small cap securities (Russell 2000). The selection of fixed income ETFs is based on how well the ETF tracks an index for short to intermediate US Treasuries, or the Bloomberg Barclays US Aggregate Bond Index. The Portfolio Funds in which a portfolio manager invests will have an investment objective similar to the Fund’s or will otherwise hold permitted investments under the Fund’s investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, a portfolio manager is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Fund will sell a Portfolio Fund when a more attractive investment opportunity is identified, or the Fund’s portfolio needs to be rebalanced based on the Advisor’s internal technical and economic fundamental research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds, which may affect the Fund’s performance due to higher transaction costs and taxes. Portfolio turnover will not be a limiting factor in making investment decisions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund. The Fund will be subject to the following principal risks:

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

ETFs Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Fund of Funds Risk.  The Fund may operate as a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the Portfolio Funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Investment Advisor Risk.  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. Performance information for Class A shares will be included after the share class has been in operation for one complete calendar year. Although Class A and Class C shares would have similar annual returns because they have the same total annual fund operating expenses, Class A and Class C shares average annual total returns would be lower than those shown for Institutional Class Shares in the table because Class A and Class C shares generally have higher expenses than Institutional Class Shares. Prior to July 31, 2015, the Fund had a different investment advisor. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund’s results can be obtained by visiting http://www.ncfunds.com/fundpages/860.htm for the Institutional Class Shares, by visiting http://www.ncfunds.com/fundpages/861.htm for the Class C Shares, and by visiting http://www.ncfunds.com/fundpages/880.htm for Class A Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ncfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund’s highest quarterly return was 6.39% (quarter ended March 31, 2017) and the Fund’s lowest quarterly return was - 7.80% (quarter ended December 31, 2018). The Fund’s year-to-date return as of June 3 0 , 2019 was 9.45%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.80%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2018
Cavalier Tactical Economic Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,046
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,046
Annual Return 2013	rr_AnnualReturn2013	19.56%
Annual Return 2014	rr_AnnualReturn2014	4.53%
Annual Return 2015	rr_AnnualReturn2015	(3.73%)
Annual Return 2016	rr_AnnualReturn2016	5.08%
Annual Return 2017	rr_AnnualReturn2017	17.18%
Annual Return 2018	rr_AnnualReturn2018	(0.90%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Before taxes
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.75%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 20, 2012
Cavalier Tactical Economic Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(5.42%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%	[3]
Cavalier Tactical Economic Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares After taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[3]
Cavalier Tactical Economic Fund | Institutional Class Shares | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deductions for fees and expenses)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%	[3]
Cavalier Tactical Economic Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 345
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,981
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,042
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,858
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,981
Label	rr_AverageAnnualReturnLabel	Class C Shares Before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
5 Years	rr_AverageAnnualReturnYear05	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2012
Cavalier Tactical Economic Fund | Class C Shares | S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deductions for fees and expenses)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%	[3]
Cavalier Tactical Economic Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.13%
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	rr_NetExpensesOverAssets	1.67%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	612
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,637
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	612
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,241
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,895
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,637
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class A shares will be included after the share class has been in operation for one complete calendar year.

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	Cavalier Investments, LLC, the investment advisor to the Fund (the "Advisor"), has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25%, 2.25%, and 1.50% of the average daily net assets of the Institutional, Class C, and Class A shares of the Fund, respectively. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The expense limitation agreement runs through September 30, 2020 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the expense limitation agreement.
[3]	September 20, 2012, for Institutional Class Shares and September 26, 2012, for Class C Shares.